Financial Instruments - Other Risks (Details) - Dec. 31, 2017 € in Millions, $ in Millions	CAD ($)	EUR (€)
Other Risk
Disclosure of nature and extent of risks arising from financial instruments
Off-balance sheet impact of the factoring of receivables	$ 39	€ 26